Inventories (Details) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Inventory Disclosure [Abstract]
Goods in transit	$ 3,005,549	$ 3,210,522
Inventory provision	$ 21,962	$ 780,366	$ 288,411